SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All significant inter-company transactions and balances among the Company and its subsidiaries are eliminated upon consolidation.

Functional Currency

Functional Currency

The functional currency of Micronet Enertec is the U.S. dollar. The functional currency of certain subsidiaries is their local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented in the consolidated statements of comprehensive income.

Use of Estimate

Use of Estimate

The preparation of the financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain comparative figures have been reclassified to conform to the current year presentation.
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements comprise the Company and its subsidiaries. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its operating activities. In assessing control, legal and contractual rights, are taken into account. The consolidated financial statements of subsidiaries are included in the consolidated financial statements from the date that control is achieved until the date that control is ceased. Intercompany transactions and balances are eliminated upon consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed maturities of three months at the time of deposit and which are not restricted.

Investments in Marketable Securities

Investments in Marketable Securities

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. Investments in marketable securities are classified as “trading,” and unrealized gains or losses are reported in the statement of operations.

Revenue Recognition

Revenue Recognition

The Company’s subsidiary Enertec Systems 2001 LTD mainly enters into long-term fixed-price contracts with customers to manufacture test systems, simulators, and airborne applications. Revenue on these long-term fixed-price contracts is recognized under the percentage-of-completion method. In using the percentage of completion method, revenues are generally recorded based on the percentage of cost incurred to date on a contract relative to the estimated total expected contract cost. Management uses historical experience, project plans and an assessment of the risks and uncertainties inherent in the arrangement to establish the total estimated costs. The percentage of completion is established by the costs incurred to date as a percentage of the estimated total costs of each contract (cost-to-cost method). Contract costs include all direct material and labor costs. The Company begins recognizing revenue on a project when persuasive evidence of an arrangement exists, recoverability is probable, and project costs are incurred. The Company recognizes contract losses, if any, in the period in which they first became evident. On December 31, 2012 approximately $3.5 million (on December 31, 2011: $1.3 million) of the accounts receivable balance was unbilled due to the customer’s payment terms.

Revenues from the sales of MRM (mobile resource management) products are recognized when persuasive evidence of an arrangement exists; delivery has occurred, fee to its customer is fixed and determinable; and collection of the resulting receivable is reasonably assured. The title and risk of loss passes to the customer, delivery is occurred and acceptance is satisfied as the product leaves the Company premises.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company’s management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

Inventories

Inventories

Inventories of raw materials are stated at the lower of cost (first-in, first-out basis) or realizable value. Cost of work in process comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:

Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Machinery and equipment	10 years
Furniture and fixtures	14 years
Transportation equipment	7 years
Computer equipment	3 years

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock based compensation under the fair value method under which compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. For stock options, fair value is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the option, the volatility of the underlying stock, the expected dividends on it, and the risk-free interest rate over the expected life of the option. Micronet issued an immaterial number of stock options during 2012. Stock based compensation for the year ended December 31, 2012 were immaterial. For the year ended December 31, 2011, there was no stock based compensation.

Common Stock Purchase Warrants and Other Derivative Financial Instruments

Common Stock Purchase Warrants and Other Derivative Financial Instruments

In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815 “Derivative and Hedging” (ASC 815-40-25), the Company determined that the warrants issued to UTA (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company’s own stock and therefore should be recorded as a derivative financial liability pursuant to ASC 815-40-25. The fair value of these warrants as of December 31, 2011 was $798.

On November 6, 2012, these warrants were classified to equity due to changes in their terms (see also note 9).

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs, which amounted to $44 and $21 for the years ended December 31, 2012 and 2011, respectively, are included in selling and marketing expenses.
Research and Development Costs

Research and Development Costs

Research and development costs are charged to statements of income as incurred.
Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2012 and 2011 were $59 and $56, respectively.
Earnings per Share

Earnings per Share

Earnings (loss) per share (“EPS”) were computed in accordance with the FASB ASC Topic 260, “Earnings Per Share” (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.

Basic net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year derived from potential exercise of warrants.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates property and equipment and purchased intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2012, and 2011 no impairments have been identified.

Intangible assets

Intangible assets

Intangible assets have been recorded as a result of Micronet’s acquisition. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

Comprehensive Income

Comprehensive Income

ASC 220-10, “Reporting Comprehensive Income,” requires the Company to report in its consolidated financial statements, in addition to its net income, comprehensive income (loss), which includes all changes in equity during a period from non-owner sources including, as applicable, foreign currency items, and other items.

The Company’s comprehensive loss for all periods presented is related to the effect of foreign translation losses.

Income Taxes

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it’s more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences.

The Company adopted FASB ASC Topic 740-10-05, “Income Taxes” which provides guidance for recognizing and measuring uncertain tax positions and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Financial Instruments

Financial Instruments

1.	Concentration of credit risks:

Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, marketable securities and trade receivables.

The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, thereby substantially reducing the risk of loss.

With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company’s customer base. The Company assesses the financial position of its customers prior to the engagement with them.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

2.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level	1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level	2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level	3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2012, the FASB issued Accounting Standard Update 2012-02, “Intangibles — Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment,” which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment The Company believes that the adoption of this standard will not have an impact on its consolidated statements.

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, “Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities,” which requires additional disclosures about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The Company believes that the adoption of both the standard and the update will not an impact on the Company’s consolidated financial statements.